Bank Loans (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Short-Term Bank Debt
	June 30,	December 31,
	2019	2018
	(Unaudited)
Secured short-term loans	$7,226,227	$6,082,574
Total short-term bank loans	$7,226,227	$6,082,574

Schedule of Secured Short-Term Bank Debt

Detailed information of secured short-term loan balances as of June 30, 2019 and December 31, 2018 were as follows:

	June 30,	December 31,
	2019	2018
	(Unaudited)
Guaranteed by High-tech Investment Company(i) and Mr. Lin	$546,008	$-
Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	4,222,458	4,361,310
Collateralized by office buildings of ISIOT and guaranteed by IST and guaranteed by Mr. Lin and pledged by ISTIL	2,457,761	1,721,264
Total	$7,226,227	$6,082,574

(i) High-tech Investment Company is an unrelated third party.